Contributed surplus - Stock Options Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Number of stock options
Outstanding, beginning balance	1,704,500	764,667
Granted	575,000	1,313,000
Forfeited	(55,000)	(373,167)
Expired	(5,000)
Outstanding, ending balance	2,219,500	1,704,500
Weighted average exercise price
Outstanding, beginning balance (per share)	$ 3.11	$ 8.15
Granted (per share)	0.1	0.63
Forfeited (per share)	(0.75)	(4.71)
Expired (per share)	(0.75)
Outstanding, ending balance (per share)	$ 2.39	$ 3.11